Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current assets:
Cash and cash equivalents	$ 13,346,584	$ 27,576,622
Accounts receivable, net	9,462,980	10,313,371
Prepayments, other receivables and other current assets	1,240,639	1,001,694
Inventories, net	3,715,494	5,559,282
Total current assets	27,765,697	44,450,969
Non-current assets:
Property, plant and equipment, net	7,792,835	9,027,615
Right-of-use assets, net	3,474,737	3,076,855
Intangible asset, net	197,787	291,559
Deferred tax assets, net	329,594	397,212
Other non-current assets	4,076,456	1,798,927
Total non-current assets	15,871,409	14,592,168
Total Assets	43,637,106	59,043,137
Current Liabilities:
Accounts payable	3,648,331	3,411,605
Other payables and accrued liabilities	2,684,556	2,105,028
Lease obligation – current	218,578	157,489
Bank borrowings	5,582,665	13,405,816
Tax payable		6,405
Total current liabilities	12,134,130	19,086,343
Non-current liabilities:
Lease obligation – non-current	456,933	37,992
Total non-current liabilities	456,933	37,992
Total liabilities	12,591,063	19,124,335
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares: US$0.002 par value per share, 125,000,000 shares authorized; 11,250,000 shares issued and outstanding	22,500	22,500
Additional paid-up capital	34,361,149	34,361,149
Statutory reserves	1,049,119	1,049,119
Accumulated other comprehensive loss	(3,888,270)	(3,785,555)
Retained earnings (Accumulated deficit)	(498,455)	8,271,589
Total shareholders’ equity	31,046,043	39,918,802
Total liabilities and shareholders’ equity	$ 43,637,106	$ 59,043,137